Unaudited Condensed Consolidated Interim Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable allowance for credit losses	$ 27	$ 27
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued (in Shares)	400	0	0
Preferred stock, shares outstanding (in Shares)	400	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	150,000,000	150,000,000	150,000,000
Common stock, shares issued (in Shares)	38,215,119	19,025,767	4,930,531
Common stock, shares outstanding (in Shares)	38,215,119	19,025,767	4,930,531